THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
COMMON STOCKS (95.6%)
BASIC INDUSTRIES (9.5%)
AGRICULTURE (1.8%)
Dekalb Genetics Corp. - Class B..................       270,500   $    19,120,969
                                                                  ---------------

CHEMICALS (3.0%)
Albemarle Corp...................................       417,000         7,818,750
Crompton & Knowles Corp..........................       244,600         5,717,525
General Chemical Group, Inc......................       506,100        12,525,975
Landec Corp.+....................................        37,900           201,344
Minerals Technologies, Inc.......................        45,200         1,785,400
OM Group, Inc....................................        29,450           927,675
RPM, Inc. Ohio...................................       182,900         3,463,669
                                                                  ---------------
                                                                       32,440,338
                                                                  ---------------
FOREST PRODUCTS & PAPER (1.6%)
American Pad & Paper Co.+........................       238,400         4,410,400
Caraustar Industries, Inc........................       120,700         3,470,125
Glatfelter (P.H.) Co.............................       180,900         3,165,750
Temple-Inland, Inc...............................        75,600         4,573,800
Universal Forest Products, Inc...................       103,400         1,415,287
                                                                  ---------------
                                                                       17,035,362
                                                                  ---------------

METALS & MINING (3.1%)
AK Steel Holding Corp............................        44,800         1,741,600
Allegheny Teledyne, Inc..........................       158,900         4,091,675
Bethlehem Steel Corp.+...........................       459,600         4,596,000
Commercial Metals Co.............................       370,700        10,981,987
Oregon Steel Mills, Inc..........................        55,000         1,031,250
Schnitzer Steel Industries, Inc. - Class A.......       179,900         4,632,425
Steel Technologies, Inc..........................       488,800         5,101,850
UCAR International, Inc.+........................        24,500         1,176,000
                                                                  ---------------
                                                                       33,352,787
                                                                  ---------------
  TOTAL BASIC INDUSTRIES.........................                     101,949,456
                                                                  ---------------
CONSUMER GOODS & SERVICES (16.1%)
AUTOMOTIVE (1.6%)
Amcast Industrial Corp...........................       109,300         2,677,850
Borg-Warner Automotive, Inc......................        55,200         2,691,000
Circuit City Stores, Inc. - CarMax Group+........        30,900           448,050
Excel Industries, Inc............................       103,500         1,875,937

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

AUTOMOTIVE (CONTINUED)

Lear Corp.+......................................       178,000   $     6,808,500
Simpson Industries, Inc..........................       215,300         2,193,369
                                                                  ---------------
                                                                       16,694,706
                                                                  ---------------

BROADCASTING & PUBLISHING (0.5%)
Banta Corp.......................................        77,800         2,149,225
Digital Generation Systems, Inc.+................        48,100           228,475
Heritage Media Corp. - Class A+..................        88,700         1,618,775
K-III Communications Corp.+......................       117,200         1,303,850
                                                                  ---------------
                                                                        5,300,325
                                                                  ---------------

CONSTRUCTION & HOUSING (0.7%)
D.R. Horton, Inc.+...............................       746,800         7,187,950
                                                                  ---------------

ENTERTAINMENT, LEISURE & MEDIA (2.3%)
Boyd Gaming Corp.+...............................       258,600         1,519,275
Education Management Corp.+......................        43,600         1,057,300
Grand Casinos, Inc.+.............................       198,100         2,550,537
Imax Corp.+......................................       264,100         5,744,175
International Game Technology....................       377,700         6,704,175
Outdoor Systems, Inc.+...........................        68,600         2,268,087
Steiner Leisure Ltd.+............................        74,000         2,099,750
WMS Industries, Inc.+............................       136,200         2,826,150
                                                                  ---------------
                                                                       24,769,449
                                                                  ---------------

FOOD, BEVERAGES & TOBACCO (0.6%)
Dreyer's Grand Ice Cream, Inc....................        22,500           838,125
Eskimo Pie Corp..................................        19,300           237,631
Morningstar Group, Inc...........................        76,100         2,002,381
Savannah Foods & Industries, Inc.................        85,200         1,331,250
Universal Foods Corp.............................        52,900         1,897,787
                                                                  ---------------
                                                                        6,307,174
                                                                  ---------------

HEALTH & PERSONAL CARE (0.1%)
Twinlab Corp.+...................................        40,900           593,050
                                                                  ---------------

HOUSEHOLD APPLIANCES FURNISHINGS (0.7%)
Aaron Rents, Inc. - Class B......................       148,200         1,750,612
Bush Industries, Inc. - Class A..................       162,200         3,649,500
LADD Furniture, Inc..............................        35,100           460,687

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
HOUSEHOLD APPLIANCES FURNISHINGS (CONTINUED)
Royal Appliance Manufacturing Co.+...............        49,700   $       354,112
Shaw Industries, Inc.............................        51,000           637,500
Stanley Furniture Co., Inc.......................        34,500           608,062
                                                                  ---------------
                                                                        7,460,473
                                                                  ---------------

HOUSEHOLD PRODUCTS (1.3%)
Bush Boake Allen, Inc.+..........................        96,200         2,801,825
Department 56, Inc.+.............................       239,400         5,057,325
Safety 1st, Inc.+................................       244,100         1,601,906
Tupperware Corp..................................       132,000         4,785,000
                                                                  ---------------
                                                                       14,246,056
                                                                  ---------------

PERSONAL CARE (0.1%)
French Fragrances, Inc.+.........................       125,300         1,112,037
                                                                  ---------------
RESTAURANTS & HOTELS (1.9%)
Candlewood Hotel Company, Inc.+..................       148,700         1,273,244
Extended Stay America, Inc.+.....................       147,100         2,022,625
La Quinta Inns, Inc..............................       135,000         3,105,000
Outback Steakhouse, Inc.+........................       223,400         5,166,125
Papa John's International, Inc.+.................       107,100         3,413,812
Wendy's International, Inc.+.....................        96,400         2,253,350
WHG Resorts & Casinos Inc.+......................        34,575           363,037
Wyndham Hotel Corp.+.............................        79,100         2,185,137
                                                                  ---------------
                                                                       19,782,330
                                                                  ---------------
RETAIL (5.9%)
AutoZone, Inc.+..................................       205,900         4,812,912
Catherines Stores Corp.+.........................       143,800           620,137
Charming Shoppes, Inc............................       359,000         1,895,969
Circuit City Stores, Inc.........................       117,500         4,641,250
CompUSA, Inc.+...................................       157,300         3,657,225
Corporate Express, Inc.+.........................       619,900         8,601,112
Delia's, Inc.+...................................        12,100           275,275
Duckwall-Alto Stores, Inc.+......................        82,200         1,017,225
Garden Ridge Corp.+..............................       426,200         5,220,950
Gymboree Corp.+..................................        77,700         1,932,787
Hannaford Brothers Co............................       164,300         5,729,962
Lazare Kaplan International, Inc.+...............        73,000         1,186,250
Linens 'N Things, Inc.+..........................        96,900         2,507,287
Lithia Motors, Inc. - Class A+...................        75,900           901,312
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

RETAIL (CONTINUED)

Nine West Group, Inc.+...........................       126,400   $     4,866,400
One Price Clothing Stores, Inc.+.................       351,500         1,493,875
Pacific Sunwear of California+...................        35,500         1,291,312
Party City Corp.+................................       108,900         1,572,244
Penn Traffic Co.+................................       162,300         1,196,962
Ross Stores, Inc.................................        23,800           676,812
Stage Stores, Inc.+..............................        69,200         1,405,625
Talbots, Inc.....................................       143,000         3,753,750
Urban Outfitters, Inc.+..........................       251,100         4,048,987
                                                                  ---------------
                                                                       63,305,620
                                                                  ---------------

TEXTILES (0.4%)
Ashworth, Inc.+..................................       109,800           977,906
Fruit of the Loom, Inc. - Class A+...............        84,100         2,932,987
Worldtex, Inc.+..................................        61,100           435,337
                                                                  ---------------
                                                                        4,346,230
                                                                  ---------------
  TOTAL CONSUMER GOODS & SERVICES................                     171,105,400
                                                                  ---------------

ENERGY (6.1%)
GAS EXPLORATION (1.4%)
Barrett Resources Corp.+.........................       156,700         5,249,450
Devon Energy Corp................................        53,000         1,974,250
El Paso Natural Gas Co...........................        46,000         2,725,500
K N Energy, Inc..................................        58,600         2,468,525
Newfield Exploration Co.+........................       129,600         2,786,400
                                                                  ---------------
                                                                       15,204,125
                                                                  ---------------

OIL-PRODUCTION (2.8%)
Anadarko Petroleum Corp..........................       113,700         7,163,100
Flores & Rucks, Inc.+............................        38,600         1,891,400
MAPCO, Inc.......................................        80,500         2,555,875
Monterey Resources, Inc..........................       104,900         1,652,175
Patterson Energy, Inc.+..........................        34,500         1,237,687
Plains Resources, Inc.+..........................       121,800         1,735,650
Snyder Oil Corp..................................       100,400         1,832,300
Tosco Corp.......................................        89,100         2,906,887
Valero Energy Corp...............................       253,500         9,062,625
                                                                  ---------------
                                                                       30,037,699
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
OIL-SERVICES (1.9%)
Dreco Energy Services Ltd. - Class A*+...........        56,700   $     2,792,475
Input/Output, Inc.+..............................       583,700        10,360,675
Seacor Smit, Inc.+...............................        55,000         2,846,250
Transocean Offshore Inc..........................        70,000         4,830,000
                                                                  ---------------
                                                                       20,829,400
                                                                  ---------------
  TOTAL ENERGY...................................                      66,071,224
                                                                  ---------------

FINANCE (20.4%)
BANKING (8.1%)
Bank United Corp. - Class A......................       154,300         5,410,144
Banknorth Group, Inc.............................       106,500         4,672,687
CCB Financial Corp...............................        10,700           751,675
Charter One Financial, Inc.......................        91,200         4,269,300
Colonial BancGroup, Inc..........................       172,700         4,166,387
Commercial Federal Corporation...................        48,700         1,698,412
Community First Bankshares, Inc..................        66,400         2,294,950
Crestar Financial Corp...........................        97,200         3,693,600
Dime Bancorp, Inc................................       294,600         5,008,200
Eagle Bancshares, Inc............................        23,900           385,387
First Alliance Corp.+............................        33,600           827,400
First Hawaiian, Inc..............................        64,800         2,296,350
First Republic Bancorp, Inc.+....................        78,500         1,570,000
FirstFed Financial Corp.+........................       100,700         2,744,075
Flagstar Bancorp, Inc.+..........................        39,900           598,500
GBC Bancorp......................................       120,800         4,303,500
Hamilton Bancorp, Inc.+..........................        21,900           454,425
HUBCO, Inc.......................................       193,388         5,040,175
InterWest Bancorp, Inc...........................        28,600           986,700
Irwin Financial Corp.............................        41,300         1,094,450
National Commerce Bancorporation.................       170,100         3,986,719
North Fork Bancorporation, Inc...................       321,900         6,759,900
Pacific Century
  Financial Corp.................................        98,000         4,508,000
Pinnacle Financial Services, Inc.................        96,100         2,558,662
Security First Network Bank+.....................        54,200           372,625
Signet Banking Corp..............................       219,100         7,202,912
Trustco Bank Corp................................       120,000         2,490,000
Trustmark Corp...................................        18,700           506,069
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

BANKING (CONTINUED)

Valley National Bancorp..........................       152,575   $     4,119,525
Westamerica Bancorporation.......................        31,500         2,161,687
                                                                  ---------------
                                                                       86,932,416
                                                                  ---------------

FINANCIAL SERVICES (2.2%)
Amresco, Inc.....................................       116,200         2,033,500
Beneficial Corp..................................        68,400         4,394,700
Capital One Financial Corp.......................        94,100         3,022,962
Contifinancial Corp.+............................        42,700         1,409,100
Hambrecht & Quist Group, Inc.+...................        93,900         2,136,225
Litchfield Financial Corp........................       103,040         1,642,200
Ocwen Financial Corp.+...........................        37,900         1,118,050
Southwest Securities Group, Inc..................       119,600         1,928,550
United Asset
  Managment Corp.................................       111,800         3,116,425
WFS Financial, Inc.+.............................       101,200         1,277,650
Willis Lease Finance Corp.+......................        90,900         1,022,625
                                                                  ---------------
                                                                       23,101,987
                                                                  ---------------

INSURANCE (5.1%)
Capital Re Corp..................................       400,750        17,582,906
Chartwell Re Corp................................        86,700         2,330,062
Financial Security Assurance Holdings Ltd........       281,200        10,158,350
Hartford Life, Inc. - Class A+...................        18,900           633,150
Mid Ocean Ltd.*..................................        41,900         1,901,212
MMI Companies, Inc...............................        70,100         1,664,875
PartnerRe Ltd.*..................................       140,800         4,417,600
RenaissanceRe Holdings,
  Ltd.*..........................................       149,700         5,557,612
W. R. Berkley Corp...............................       190,600         9,851,637
                                                                  ---------------
                                                                       54,097,404
                                                                  ---------------

REAL ESTATE INVESTMENT TRUSTS (5.0%)
American General Hospitality Corporation.........        89,300         2,310,638
Arden Realty Group, Inc..........................        65,000         1,681,875
Brandywine Realty Trust..........................        55,300         1,119,825
Burnham Pacific Properties, Inc..................       100,700         1,334,275
Cali Realty Corporation..........................        28,400           841,350
Capstone Capital Trust, Inc......................        23,600           536,900

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Chelsea GCA Realty, Inc..........................        40,200   $     1,462,275
Colonial Properties Trust........................        73,100         2,138,175
Columbus Realty Trust............................       154,300         3,394,600
Developers Diversified Realty Corp...............       147,400         5,490,650
Evans Withycombe Residential, Inc................        47,000           963,500
Excel Realty Trust, Inc..........................        62,000         1,604,250
Gables Residential Trust.........................       155,400         3,885,000
Healthcare Realty Trust, Inc.....................        83,300         2,165,800
Highwoods Properties, Inc........................       121,700         3,681,425
Liberty Property Trust...........................       130,500         3,132,000
Oasis Residential, Inc...........................       171,700         3,949,100
Post Properties, Inc.............................        74,100         2,945,475
Price REIT, Inc..................................        79,800         3,042,375
Public Storage, Inc..............................        89,600         2,385,600
Starwood Lodging Trust...........................        80,200         2,987,450
TriNet Corporate Realty Trust, Inc...............        53,000         1,735,750
Westfield America, Inc.+.........................        49,700           757,925
                                                                  ---------------
                                                                       53,546,213
                                                                  ---------------
  TOTAL FINANCE..................................                     217,678,020
                                                                  ---------------

HEALTH CARE (7.7%)
BIOTECHNOLOGY (1.5%)
ArQule, Inc.+....................................        42,300           782,550
Human Genome Sciences, Inc.+.....................       115,000         4,441,875
IDEC Pharmaceuticals Corp.+......................        22,200           498,113
Incyte Pharmaceuticals, Inc.+....................        49,300         3,216,825
Mycogen Corp.+...................................        30,200           705,925
ONYX Pharmaceuticals, Inc.+......................        12,100           127,806
SangStat Medical Corp.+..........................        85,300         2,116,506
Sequana Therapeutics, Inc.+......................       125,900         1,510,800
Transkaryotic Therapies, Inc.+...................        22,400           490,000
Vertex Pharmaceuticals, Inc.+....................        18,600           748,650
Vical, Inc.+.....................................        77,500           973,594
                                                                  ---------------
                                                                       15,612,644
                                                                  ---------------
HEALTH SERVICES (3.5%)
Apple Orthodontix, Inc. - Class A+...............        61,900           506,806
Applied Analytical Industries, Inc.+.............        91,900         1,654,200
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

HEALTH SERVICES (CONTINUED)

Apria Healthcare Group, Inc.+....................       210,500   $     3,789,000
Arbor Health Care Co.+...........................        24,900           700,313
Diagnostic Health Services, Inc.+................        18,900           147,656
Foundation Health Systems, Inc. - Class A+.......       212,820         6,357,998
Health Care & Retirement Corp.+..................        68,700         2,335,800
Kapson Senior Quarters Corp.+....................       112,300         1,221,263
Lifeline Systems, Inc.+..........................        51,100           913,413
Mariner Health Group, Inc.+......................       438,400         5,233,400
OccuSystems, Inc.+...............................        70,500         1,833,000
Paracelsus Healthcare Corp.+.....................       102,900           424,463
Sierra Health Services, Inc.+....................       164,600         5,123,175
Sterling House Corp.+............................        89,200         1,371,450
Summit Care Corp.+...............................       183,600         2,226,150
Ventana Medical Systems, Inc.+...................       243,300         3,178,106
Youth Services, Inc.+............................        58,800           812,175
                                                                  ---------------
                                                                       37,828,368
                                                                  ---------------

MEDICAL SUPPLIES (1.7%)
CellPro, Inc.+...................................       157,500         1,004,063
Closure Medical Corp.+...........................        44,000           907,500
CONMED Corp.+....................................        64,600         1,223,363
Eclipse Surgical Technologies+...................        70,700           521,413
Heartstream, Inc.+...............................       115,200           921,600
IDEXX Laboratories, Inc.+........................       443,300         6,289,319
Kensey Nash Corp.+...............................       216,700         2,437,875
KeraVision, Inc.+................................       250,700         2,444,325
Medi-Ject Corp.+.................................       179,700           572,794
Physio-Control International Corp.+..............        53,700           688,031
Sola International, Inc.+........................        35,700         1,021,913
                                                                  ---------------
                                                                       18,032,196
                                                                  ---------------

PHARMACEUTICALS (1.0%)
Alza Corp.+......................................       293,000         8,643,500
Kos Pharmaceuticals, Inc.........................        16,500           489,844
Mylan Labs, Inc..................................       136,200         2,060,025
                                                                  ---------------
                                                                       11,193,369
                                                                  ---------------
  TOTAL HEALTH CARE..............................                      82,666,577
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
INDUSTRIAL PRODUCTS & SERVICES (12.2%)
BUSINESS & PUBLIC SERVICES (0.6%)
American Management Systems, Inc.+...............       128,800   $     3,332,700
American Residential Services, Inc.+.............       103,400         2,145,550
Service Experts, Inc.+...........................        42,500         1,205,938
                                                                  ---------------
                                                                        6,684,188
                                                                  ---------------

CAPITAL GOODS (4.5%)
ABC Rail Products Corp.+.........................        49,500           804,375
Applied Power, Inc. - Class A....................       101,600         4,470,400
Cincinnati Milacron, Inc.........................       200,800         4,643,500
Collins & Aikman Corp.+..........................       232,500         2,702,813
Greenfield Industries, Inc.......................       104,300         2,698,763
IDEX Corp........................................       133,500         3,788,063
MagneTek, Inc.+..................................       323,200         5,656,000
Modine Manufacturing Co..........................       300,100         8,702,900
Perceptron, Inc.+................................        57,300         1,607,981
Shaw Group, Inc.+................................        68,400         1,188,450
Strategic Distribution, Inc.+....................       121,900           479,981
Wabash National Corp.............................       366,200         8,102,175
York International Corp..........................        78,700         3,816,950
                                                                  ---------------
                                                                       48,662,351
                                                                  ---------------

COMMERCIAL SERVICES (2.5%)
DeVry, Inc.+.....................................       201,200         5,558,150
Equity Corp. International+......................        44,200         1,052,513
First USA Paymentech, Inc.+......................       191,900         6,068,838
Pinkertons, Inc.+................................        65,000         1,909,375
Pittston Brink's Group...........................       259,300         8,103,125
Robert Half International, Inc.+.................        91,100         3,905,913
                                                                  ---------------
                                                                       26,597,914
                                                                  ---------------
DIVERSIFIED MANUFACTURING (1.7%)
Brady (W.H.) Co. - Class A.......................        86,000         2,429,500
Hexcel Corp......................................        60,900         1,096,200
Intermet Corp....................................       585,600         8,052,000
Mueller Industries, Inc.+........................        91,700         3,656,538
Nordson Corp.....................................        55,700         2,986,913
                                                                  ---------------
                                                                       18,221,151
                                                                  ---------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

ELECTRICAL EQUIPMENT (1.2%)
Anixter International, Inc.+.....................       225,300   $     3,830,100
Bolder Technologies Corp.+.......................        66,500           827,094
Encore Wire Corp.+...............................       128,200         3,221,025
Grainger (W.W.), Inc.............................        57,900         4,646,475
                                                                  ---------------
                                                                       12,524,694
                                                                  ---------------

POLLUTION CONTROL (1.7%)
American Disposal Services, Inc.+................       146,900         2,882,913
Dames & Moore, Inc...............................       210,700         2,475,725
Sevenson Environmental Services, Inc.............        79,500         1,450,875
Tetra Technologies, Inc.+........................       100,300         2,438,544
USA Waste Services, Inc.+........................        80,600         2,921,750
Wheelabrator Technologies, Inc...................       484,600         6,239,225
                                                                  ---------------
                                                                       18,409,032
                                                                  ---------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     131,099,330
                                                                  ---------------

TECHNOLOGY (16.1%)
AEROSPACE (2.4%)
Coltec Industries, Inc.+.........................       357,200         7,010,050
DeCrane Aircraft Holdings, Inc.+.................        50,600           635,663
Orbital Sciences Corp.+..........................       279,200         4,624,250
Rohr Industries, Inc.+...........................       651,400        13,760,825
                                                                  ---------------
                                                                       26,030,788
                                                                  ---------------

COMPUTER PERIPHERALS (0.5%)
In Focus Systems, Inc.+..........................        76,000         1,971,250
Pinnacle Systems, Inc.+..........................       118,300         2,151,581
Raster Graphics, Inc.+...........................        94,800           728,775
                                                                  ---------------
                                                                        4,851,606
                                                                  ---------------

COMPUTER SOFTWARE (2.6%)
Aspen Technology, Inc.+..........................        90,300         3,431,400
Autodesk, Inc....................................        80,200         3,122,788
Avid Technology, Inc.+...........................       110,800         2,603,800
Edify Corp.+.....................................       136,300         1,720,788
MathSoft, Inc.+..................................       163,900           450,725
Metromail Corp.+.................................        69,200         1,522,400
Network General Corp.+...........................       376,300         6,961,550

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
COMPUTER SOFTWARE (CONTINUED)
Red Brick Systems, Inc.+.........................        32,900   $       291,473
Transaction Systems Architects, Inc. - Class
  A+.............................................       112,300         4,681,506
Tripos, Inc.+....................................       104,600         1,647,450
Visigenic Software, Inc.+........................       154,500         1,545,000
                                                                  ---------------
                                                                       27,978,880
                                                                  ---------------
COMPUTER SYSTEMS (1.7%)
BBN Corp.........................................       128,400         3,707,550
EMC Corp.+.......................................       152,600         6,084,925
International Network Services+..................       119,900         3,087,425
Medic Computer Systems, Inc.+....................        13,700           237,181
Quickturn Design System, Inc.+...................       102,300         1,048,575
Sapient Corp.+...................................        32,900         1,459,938
Silicon Graphics, Inc.+..........................       154,900         2,923,738
                                                                  ---------------
                                                                       18,549,332
                                                                  ---------------
ELECTRONICS (2.6%)
Adept Technology, Inc.+..........................       163,900         1,290,713
Flextronics International, Ltd.+.................        53,800         1,260,938
Integrated Device Technology, Inc.+..............       199,700         2,808,281
Itron, Inc.+.....................................       103,100         2,738,594
Nimbus CD International, Inc.+...................       118,900         1,322,763
Perkin-Elmer Corp................................        99,400         7,554,400
Rambus, Inc.+....................................         4,800           150,600
Symbol Technologies, Inc.........................       123,500         3,874,813
Thomas & Betts Corp..............................        97,600         4,965,400
Ultratech Stepper, Inc.+.........................         7,800           158,438
Uniphase Corp.+..................................        31,400         1,640,650
                                                                  ---------------
                                                                       27,765,590
                                                                  ---------------

INFORMATION PROCESSING (0.2%)
Checkfree Corp.+.................................       112,400         1,959,975
                                                                  ---------------

SEMICONDUCTORS (2.9%)
Actel Corp.+.....................................       170,000         3,559,375
Adaptec, Inc.+...................................        70,500         2,595,281
Advanced Technology Materials, Inc.+.............       221,900         5,311,731
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

SEMICONDUCTORS (CONTINUED)

Credence Systems Corp.+..........................        58,100   $     1,721,213
LSI Logic Corp.+.................................       163,200         6,813,600
Micrel, Inc.+....................................        43,900         2,304,750
Oak Technology, Inc.+............................       181,300         1,711,019
SDL, Inc.+.......................................       238,400         4,797,800
Silicon Valley Group, Inc.+......................        35,800           854,725
Vitesse Semiconductor Corp.+.....................        31,900         1,146,406
                                                                  ---------------
                                                                       30,815,900
                                                                  ---------------

TELECOMMUNICATION SERVICES (0.5%)
ICG Communications, Inc.+........................        89,700         1,429,594
McLeodUSA, Inc. - Class A+.......................       159,800         3,755,300
                                                                  ---------------
                                                                        5,184,894
                                                                  ---------------

TELECOMMUNICATIONS (1.0%)
Omnipoint Corp.+.................................       138,300         1,892,981
Paging Network, Inc.+............................       180,000         1,361,250
Premiere Technologies, Inc.+.....................       149,900         4,000,456
QUALCOMM, Inc.+..................................        61,600         2,968,350
                                                                  ---------------
                                                                       10,223,037
                                                                  ---------------

TELECOMMUNICATIONS-EQUIPMENT (1.7%)
Aspect Telecommunications Corp.+.................        58,400         1,314,000
Digital Microwave Corp.+.........................        68,900         2,127,288
Glenayre Technologies, Inc.+.....................        87,300         1,282,219
Natural Microsystems Corp.+......................        63,900         1,569,544
P-COM, Inc.+.....................................        85,000         2,730,625
Proxim, Inc.+....................................        75,400         1,917,988
Scientific-Atlanta, Inc..........................       388,100         7,034,313
                                                                  ---------------
                                                                       17,975,977
                                                                  ---------------
  TOTAL TECHNOLOGY...............................                     171,335,979
                                                                  ---------------

TRANSPORTATION (2.0%)
AIRLINES (0.2%)
ASA Holdings, Inc................................        69,800         1,814,800
                                                                  ---------------

RAILROADS (0.3%)
Genesee & Wyoming Inc. - Class A+................       103,400         2,791,800
                                                                  ---------------

TRANSPORTATION (0.2%)
GATX Corp........................................        45,300         2,570,775
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
TRUCK & FREIGHT CARRIERS (1.3%)
Allied Holdings, Inc.+...........................        43,300   $       427,588
American Freightways Corp.+......................       102,100         1,391,113
Roadway Express, Inc.............................       305,700         5,750,981
Rollins Truck Leasing Corp.......................       236,200         3,247,750
Werner Enterprises, Inc..........................       152,600         2,985,238
                                                                  ---------------
                                                                       13,802,670
                                                                  ---------------
  TOTAL TRANSPORTATION...........................                      20,980,045
                                                                  ---------------
UTILITIES (5.5%)
ELECTRIC (4.1%)
Calpine Corp.+...................................        82,100         1,683,050
Central Hudson Gas & Electric Corp...............       179,700         5,795,325
Central Louisiana Electric Co....................       187,100         4,724,275
Hawaiian Electric Industries, Inc................       178,800         6,190,950
Idaho Power Co...................................        43,300         1,299,000
Illinova Corp....................................       141,600         3,097,500
Ku Energy Corp...................................        88,700         3,060,150
Minnesota Power & Light Co.......................       110,400         3,201,600
New England Electric System......................       222,200         7,693,675
Otter Tail Power Company.........................        32,900         1,003,450
Pinnacle West Capital Corp.......................       117,300         3,445,688
St. Joseph Light & Power Co......................        63,200         1,011,200
Washington Water Power Co........................       117,200         2,109,600
                                                                  ---------------
                                                                       44,315,463
                                                                  ---------------

NATURAL GAS (0.7%)
AGL Resources, Inc...............................       148,800         2,845,800
Energen Corporation..............................        19,500           643,500
United Cities Gas Co.............................        68,500         1,549,813
Wicor, Inc.......................................        78,500         2,884,875
                                                                  ---------------
                                                                        7,923,988
                                                                  ---------------

TELEPHONE (0.1%)
Frontier Corp....................................        67,500         1,240,313
                                                                  ---------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

WATER (0.6%)
E'Town Corp......................................       103,700   $     3,435,063
SJW Corp.........................................        22,600         1,214,750
Southern California Water Co.....................        95,400         2,218,050
                                                                  ---------------
                                                                        6,867,863
                                                                  ---------------
  TOTAL UTILITIES................................                      60,347,627
                                                                  ---------------
  TOTAL COMMON STOCKS (COST $888,056,213)........                   1,023,233,658
                                                                  ---------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
SHORT-TERM INVESTMENTS (4.9%)
REPURCHASE AGREEMENT (4.9%)
State Street Bank and Trust Company, Repurchase
  Agreement 5.00% dated 5/30/97 due 6/02/97,
  proceeds $52,926,043 (collateralized by
  $52,555,000 U.S. Treasury Notes, 6.25% due
  5/31/00, valued at $53,965,441)................  $ 52,904,000        52,904,000
                                                                  ---------------

TOTAL INVESTMENTS (COST $940,960,213) (100.5%)
  ................1,076,137,658
  LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)
  ....................(5,855,047) -------------
NET ASSETS (100.0%)............................................   $ 1,070,282,611
                                                                  ---------------
                                                                  ---------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at May 31, 1997, was $945,566,880, the aggregate gross unrealized appreciation and depreciation was $173,467,209 and $42,896,431, respectively, resulting in net unrealized appreciation of $130,570,778.

+ Non-income producing security.

* Foreign security.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $940,960,213 )          $1,076,137,658
Cash                                                       91,616
Receivable for Investments Sold                         9,841,705
Dividends Receivable                                      966,515
Interest Receivable                                        16,077
Prepaid Trustees' Fees                                      3,111
Prepaid Expenses and Other Assets                           1,180
                                                   --------------
    Total Assets                                    1,087,057,862
                                                   --------------

LIABILITIES
Payable for Investments Purchased                      16,152,753
Advisory Fee Payable                                      521,444
Custody Fee Payable                                        48,930
Administrative Services Fee Payable                        27,162
Administration Fee Payable                                  2,848
Fund Services Fee Payable                                     672
Accrued Expenses                                           21,442
                                                   --------------
    Total Liabilities                                  16,775,251
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,070,282,611
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $63,872 )                                                  $12,101,440
Interest Income                                                   2,410,312
                                                                -----------
    Investment Income                                            14,511,752

EXPENSES
Advisory Fee                                       $5,424,514
Custodian Fees and Expenses                           325,378
Administrative Services Fee                           275,962
Professional Fees and Expenses                         44,296
Administration Fee                                     36,814
Fund Services Fee                                      31,320
Trustees' Fees and Expenses                            14,797
Insurance Expense                                       4,950
Printing Expenses                                       3,207
Registration Fees                                         610
Miscellaneous                                             999
                                                   ----------
    Total Expenses                                                6,162,847
                                                                -----------
NET INVESTMENT INCOME                                             8,348,905

NET REALIZED GAIN ON INVESTMENTS                                 87,877,628

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    (2,676,687)
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $93,549,846
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                    MAY 31, 1997     MAY 31, 1996
                                                   --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $    8,348,905   $    9,471,545
Net Realized Gain on Investments                       87,877,628       79,496,646
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                        (2,676,687)     132,103,605
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       93,549,846      221,071,796
                                                   --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         386,255,018      222,451,859
Withdrawals                                          (269,567,535)    (204,531,582)
                                                   --------------   --------------
    Net Increase from Investors' Transactions         116,687,483       17,920,277
                                                   --------------   --------------
    Total Increase in Net Assets                      210,237,329      238,992,073

NET ASSETS
Beginning of Fiscal Year                              860,045,282      621,053,209
                                                   --------------   --------------
End of Fiscal Year                                 $1,070,282,611   $  860,045,282
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD
                                                   FOR THE FISCAL YEAR ENDED    JULY 19, 1993
                                                            MAY 31,            (COMMENCEMENT OF
                                                   -------------------------    OPERATIONS) TO
                                                    1997      1996     1995      MAY 31, 1994
                                                   -------   ------   ------   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.68%    0.67%    0.71%             0.72%(a)
  Net Investment Income                               0.92%    1.33%    1.21%             0.99%(a)
Portfolio Turnover                                   98.24%   92.58%   75.00%            97.00%+
Average Broker Commissions                          0.0467       --       --                --

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of small companies. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    d)The Portfolio's custodian takes possession of the collateral pledged for investment in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan a fee at an annual rate of 0.60% of the Portfolio's average daily net assets. For the fiscal year ended May 31, 1997, this fee amounted to $5,424,514.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from June 1, 1996 to July 31, 1996, Signature's fees for these services amounted to $17,162. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios, JPM Series Trust and JPM Series Trust II. For the period from August 1, 1996 to May 31, 1997, the fee for these services amounted to $19,652.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------
      daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from June 1, 1996 to July 31, 1996, the fee for these services amounted to $33,079.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, The JPM Pierpont Funds, The JPM Institutional Funds, other investors in the Master Portfolios for which Morgan porvides similar services, and JPM Series Trust. For the period from August 1, 1996 to May 31, 1997, the fee for these services amounted to $242,883.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $31,320 for the fiscal year ended May 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 1997 were as follows:

COST OF                    PROCEEDS
   PURCHASES              FROM SALES
----------------------   ------------
$970,913,085...........  $854,268,154

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operation and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Small Company Portfolio (the "Portfolio") at May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period July 19, 1993 (commencement of operations) to May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
July 21, 1997